Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

8.   Inventories

At December 31, 2021 and December 31, 2020, inventories consisted of the following:

Inventories

in € THOUS

	2021	2020

Finished goods	1,233,197	1,088,311
Health care supplies	452,073	473,164
Raw materials and purchased components	247,478	232,422
Work in process	105,266	101,413
Inventories	2,038,014	1,895,310

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €522,300 of materials, of which €287,334 is committed at December 31, 2021 for 2022. The terms of these agreements run 1 to 10 years. Further unconditional purchase agreements exist with an equity method investee of the Company. For further information on these agreements, see note 5.

Write-downs of inventories amounted to €69,250 and €61,256 for the years ended December 31, 2021 and 2020, respectively.